Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21. SEGMENT AND GEOGRAPHIC INFORMATION - RESTATED
Beginning in the first quarter of 2013, we began reporting our segments based on the group structure, consisting of an Industry Group and a Science Group. The Industry Group includes the Electronics and natural resources businesses. The Science Group includes the Company's Materials Science and Life Sciences businesses. Both of the new groups include the revenue and costs associated with service provided to the customers in their respective groups. Prior period information has been restated to conform to the current period presentation.
Segment Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is our Chief Executive Officer.
We report our segments based on a group structure organization. Our segments are Industry and Science.
The following tables summarize various financial amounts for each of our business segments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Sales to External Customers:
Industry	$433,424	$376,533	$314,574
Science	458,314	449,893	319,648
Total	$891,738	$826,426	$634,222
Gross Profit:
Industry	$220,267	$185,156	$147,442
Science	195,363	182,210	121,822
Total	$415,630	$367,366	$269,264

	December 31, 2012	December 31, 2011
Goodwill:
Industry	$53,572	$28,961
Science	77,748	29,092
Total	$131,320	$58,053
Total Assets:
Industry	$293,115	$235,799
Science	401,795	292,108
Corporate and Eliminations	539,313	562,002
Total	$1,234,223	$1,089,909

Market segment disclosures are presented to the gross profit level as this is the primary performance measure for which the segment general managers are responsible. Selling, general and administrative, research and development and other operating expenses are managed and reported at the corporate level and, given allocation to the market segments would be arbitrary, have not been allocated to the market segments. See our Consolidated Statements of Operations for reconciliations from gross profit to income before income taxes. These reconciling items are not included in the measure of profit and loss for each reportable segment.
None of our customers represented 10% or more of our total sales during 2012, 2011 or 2010.
Geographical Information
A significant portion of our net sales has been derived from customers outside of the U.S., which we expect to continue. We evaluate geographical performance for three regions: U.S. and Canada, Europe and the Asia-Pacific Region and Rest of World. Our European region also includes Central America, South America, Africa (excluding South Africa), the Middle East and Russia.
The following table summarizes sales by geographic region (in thousands):

	Year Ended December 31,
	2012			2011			2010
	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total
U.S. and Canada	$200,778	$90,942	$291,720	$179,126	$78,118	$257,244	$131,283	$72,719	$204,002
Europe	185,598	59,124	244,722	206,994	54,319	261,313	160,927	46,467	207,394
Asia-Pacific Region and Rest of World	305,120	50,176	355,296	268,479	39,390	307,869	187,570	35,256	222,826
Consolidated net sales	$691,496	$200,242	$891,738	$654,599	$171,827	$826,426	$479,780	$154,442	$634,222

Our long-lived assets were geographically located as follows (in thousands):

	December 31, 2012	December 31, 2011
United States	$74,319	$49,284
The Netherlands	32,679	21,674
Other	58,277	23,825
Total	$165,275	$94,783